Recoverable taxes	12 Months Ended
Dec. 31, 2019
Disclosure of Recoverable taxes [Abstract]
Recoverable taxes
8.	Recoverable taxes
	December 31,
	2 0 1 9	2 0 1 8

Valued Added Tax	$781,082	$2,262,172
Income Tax	185,243	137,408
Other	445	8,294
	$966,770	$2,407,874